Other reserves - Schedule of Revaluation Reserve in Respect of Equity Shares (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Change in fair value	£ 93	£ (54)	£ 44
Deferred tax	0	3	(3)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	93	(57)	47
Equity shares | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
At 1 January	93	0	57	£ 9
Change in fair value	93	(54)	44
Deferred tax	0	3	(3)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	93	(57)	47
At 31 December	93	0	57
Equity shares | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income | Retained profits £m
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Realised gains and losses transferred to retained profits	0	0	0
Deferred tax	0	0	1
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	£ 0	£ 0	£ 1